Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	130,000,000	130,000,000	130,000,000
Common stock, shares issued	43,682,664	39,967,598	38,286,598
Common stock, shares outstanding	43,682,664	39,967,598	38,286,598
Series A Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,001	10,000,001	10,000,001
Preferred stock, shares issued	1,102	1,102	1,102
Preferred stock, shares outstanding	1,102	1,102	1,102
Series B Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	60,000,000	60,000,000	60,000,000
Preferred stock, shares issued	8,105,724	8,105,724	8,105,724
Preferred stock, shares outstanding	8,105,724	8,105,724	8,105,724